Business Combinations - Summary of Net Value of the Assets (Detail) - Sergio Rossi Acquisition [member] € in Thousands	Jul. 31, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 6,420
Property, plant and equipment	12,621
Right-of-use assets	8,252
Deferred income tax assets	6,474
Inventories	15,118
Trade receivables	7,070
Other current assets	7,040
Cash and bank balances	8,357
Non-current borrowings	(11,034)
Non-current lease liabilities	(8,925)
Employee benefits	(962)
Deferred income tax liabilities	(866)
Trade payables	(9,417)
Current borrowings	(2,125)
Current lease liabilities	(4,387)
Current provisions	(942)
Other current liabilities	(7,548)
Net identifiable assets acquired	25,146
Consideration paid	(17,250)
Gain on acquisition	€ 7,896